ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2024
ALTANINE, INC. [Member]
SCHEDULE OF CONSIDERATION FOR ACQUIRED IDENTIFIABLE ASSETS AND LIABILITIES

The following table shows the allocation of the consideration for the acquired identifiable assets and liabilities:

Patents	$10,041,591
Deferred tax asset, net of valuation allowance	-
Accounts payable and accrued expenses assumed	(137,711)
Consideration, net	$9,903,880